Consolidated Statements of Financial Position (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement of financial position [abstract]
Receivables due from related parties	$ 269	$ 298
Trade accounts payable and other to related parties	$ 272	$ 251
Shares authorized (in shares)	1,361,418,599	1,151,576,921
Shares issued (in shares)	1,102,809,772	1,021,903,623
Shares outstanding (in shares)	1,080,734,413	1,012,079,421
Treasury shares (in shares)	22,075,359	9,824,202